                         SIMPSON THACHER & BARTLETT LLP

                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000
                                     -------
                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                               E-MAIL ADDRESS
(212) 455-2456                                               SFISHER@STBLAW.COM

VIA EDGAR
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                                 August 20, 2004

                    Re:       Foundation Coal Holdings, Inc.
                              Registration Statement on Form S-1
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington D.C.  20549

Ladies and Gentlemen:

                  On behalf of Foundation Coal Holdings, Inc., a Delaware
corporation, we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to Foundation Coal Holdings, Inc.'s proposed offering of its common stock.

                  The filing fee in the amount of $31,675 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission's account at Mellon Bank.

                  Please do not hesitate to contact Edward P. Tolley, III, at
212-455-3189, or Scott D. Fisher, at 212-455-2456, of this firm with any questions you may have regarding this filing.

                                Very truly yours,

                                /s/ Simpson Thacher & Barlett LLP
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                                   SIMPSON THACHER & BARTLETT LLP

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